ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for loan and lease losses:
Balance at beginning of year	$ 57,961	$ 53,398	$ 52,858
Provision for loan and lease losses	3,582	10,140	9,641
Loans charged-off	13,663	11,114	20,556
Recoveries	6,141	5,537	11,455
Total net charge-offs	(7,522)	(5,577)	(9,101)
Balance at end of year	54,021	57,961	53,398
Ending allowance on loans individually evaluated for impairment	779	1,324
Ending allowance on loans collectively evaluated for impairment	53,242	56,637
Loans and Leases:
Ending balance of loans individually evaluated for impairment	41,627	47,970
Ending balance of loans collectively evaluated for impairment	5,971,556	5,709,512
Loans and Leases Receivable, Net of Deferred Income	6,013,183	5,757,482
Commercial
Allowance for loan and lease losses:
Balance at beginning of year	19,225	16,995	13,870
Provision for loan and lease losses	6,917	3,705	4,809
Loans charged-off	10,194	2,630	5,408
Recoveries	1,650	1,155	3,724
Total net charge-offs	(8,544)	(1,475)	(1,684)
Balance at end of year	17,598	19,225	16,995
Ending allowance on loans individually evaluated for impairment	169	550
Ending allowance on loans collectively evaluated for impairment	17,429	18,675
Impaired Financing Receivable, Related Allowance	17,598	19,225
Loans and Leases:
Ending balance of loans individually evaluated for impairment	7,331	13,203
Ending balance of loans collectively evaluated for impairment	1,905,412	1,768,745
Loans and Leases Receivable, Net of Deferred Income	1,912,743	1,781,948
Lease financing
Allowance for loan and lease losses:
Balance at beginning of year	716	821	435
Provision for loan and lease losses	(42)	(106)	384
Loans charged-off	0	0	0
Recoveries	1	1	2
Total net charge-offs	1	1	2
Balance at end of year	675	716	821
Ending allowance on loans individually evaluated for impairment	0	0
Ending allowance on loans collectively evaluated for impairment	675	716
Loans and Leases:
Ending balance of loans individually evaluated for impairment	82	195
Ending balance of loans collectively evaluated for impairment	89,265	92,913
Loans and Leases Receivable, Net of Deferred Income	89,347	93,108
Construction real estate
Allowance for loan and lease losses:
Balance at beginning of year	3,282	1,810	1,045
Provision for loan and lease losses	207	1,280	597
Loans charged-off	1	93	85
Recoveries	89	285	253
Total net charge-offs	88	192	168
Balance at end of year	3,577	3,282	1,810
Ending allowance on loans individually evaluated for impairment	0	0
Ending allowance on loans collectively evaluated for impairment	3,577	3,282
Impaired Financing Receivable, Related Allowance	3,577	3,282
Loans and Leases:
Ending balance of loans individually evaluated for impairment	29	0
Ending balance of loans collectively evaluated for impairment	467,701	399,434
Loans and Leases Receivable, Net of Deferred Income	467,730	399,434
Commercial real estate
Allowance for loan and lease losses:
Balance at beginning of year	26,540	23,656	27,086
Provision for loan and lease losses	(7,291)	5,365	1,439
Loans charged-off	1,038	4,983	10,083
Recoveries	2,719	2,502	5,214
Total net charge-offs	1,681	(2,481)	(4,869)
Balance at end of year	20,930	26,540	23,656
Ending allowance on loans individually evaluated for impairment	448	593
Ending allowance on loans collectively evaluated for impairment	20,482	25,947
Impaired Financing Receivable, Related Allowance	20,930	26,540
Loans and Leases:
Ending balance of loans individually evaluated for impairment	21,542	20,460
Ending balance of loans collectively evaluated for impairment	2,468,549	2,407,117
Loans and Leases Receivable, Net of Deferred Income	2,490,091	2,427,577
Residential real estate
Allowance for loan and lease losses:
Balance at beginning of year	3,208	4,014	3,753
Provision for loan and lease losses	1,695	(655)	1,234
Loans charged-off	435	387	1,531
Recoveries	215	236	558
Total net charge-offs	(220)	(151)	(973)
Balance at end of year	4,683	3,208	4,014
Ending allowance on loans individually evaluated for impairment	160	179
Ending allowance on loans collectively evaluated for impairment	4,523	3,029
Impaired Financing Receivable, Related Allowance	4,683	3,208
Loans and Leases:
Ending balance of loans individually evaluated for impairment	7,932	9,601
Ending balance of loans collectively evaluated for impairment	463,459	491,379
Loans and Leases Receivable, Net of Deferred Income	471,391	500,980
Home equity
Allowance for loan and lease losses:
Balance at beginning of year	3,043	3,943	4,260
Provision for loan and lease losses	1,778	(175)	573
Loans charged-off	913	1,445	1,891
Recoveries	1,027	720	1,001
Total net charge-offs	114	(725)	(890)
Balance at end of year	4,935	3,043	3,943
Ending allowance on loans individually evaluated for impairment	2	2
Ending allowance on loans collectively evaluated for impairment	4,933	3,041
Impaired Financing Receivable, Related Allowance	4,935	3,043
Loans and Leases:
Ending balance of loans individually evaluated for impairment	4,456	4,074
Ending balance of loans collectively evaluated for impairment	489,148	456,314
Loans and Leases Receivable, Net of Deferred Income	493,604	460,388
Installment
Allowance for loan and lease losses:
Balance at beginning of year	388	386	407
Provision for loan and lease losses	(90)	53	25
Loans charged-off	225	386	509
Recoveries	234	335	463
Total net charge-offs	9	(51)	(46)
Balance at end of year	307	388	386
Ending allowance on loans individually evaluated for impairment	0	0
Ending allowance on loans collectively evaluated for impairment	307	388
Impaired Financing Receivable, Related Allowance	307	388
Loans and Leases:
Ending balance of loans individually evaluated for impairment	255	437
Ending balance of loans collectively evaluated for impairment	41,331	50,202
Loans and Leases Receivable, Net of Deferred Income	41,586	50,639
Credit card
Allowance for loan and lease losses:
Balance at beginning of year	1,559	1,773	2,002
Provision for loan and lease losses	408	673	580
Loans charged-off	857	1,190	1,049
Recoveries	206	303	240
Total net charge-offs	(651)	(887)	(809)
Balance at end of year	1,316	1,559	$ 1,773
Ending allowance on loans individually evaluated for impairment	0	0
Ending allowance on loans collectively evaluated for impairment	1,316	1,559
Impaired Financing Receivable, Related Allowance	1,316	1,559
Loans and Leases:
Ending balance of loans individually evaluated for impairment	0	0
Ending balance of loans collectively evaluated for impairment	46,691	43,408
Loans and Leases Receivable, Net of Deferred Income	$ 46,691	$ 43,408